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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-10223

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                            VOYA SENIOR INCOME FUND
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

       (Name and address of agent for service)      With copies to:

               Theresa K. Kelety, Esq.          Elizabeth J. Reza, Esq.
                Voya Investments, LLC               Ropes & Gray LLP
       7337 E. Doubletree Ranch Road, Suite 100    Prudential Tower,
                 Scottsdale, AZ 85258             800 Boylston Street
                                                    Boston, MA 02199

      Registrant's telephone number, including area code: (800) 992-0180

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                     Date of fiscal year end: February 28

            Date of reporting period: July 1, 2015 - June 30, 2016

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-10223
Reporting Period: 07/01/2015 - 06/30/2016
Voya Senior Income Fund


=========================== Voya Senior Income Fund ============================


NEW MILLENNIUM HOLDCO, INC.

Ticker:                      Security ID:  01367912D
Meeting Date: JUN 10, 2016   Meeting Type: Special
Record Date:  MAY 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2016 Equity Incentive Plan      For       For          Management



========== END N-PX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA SENIOR INCOME FUND

By:  /s/ Shaun P. Mathews
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     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 22, 2016